Share based compensation - Fair value of RSUs granted estimated Using binomial model (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2022 ¥ / shares	Dec. 31, 2021 ¥ / shares	Dec. 31, 2020 ¥ / shares
Share based compensation
Expected dividend yield	0.00%	0.00%	0.00%
Expected terms		10 years
RSU
Share based compensation
Risk-free rate of return, minimum	1.61%	0.35%	0.17%
Risk-free rate of return, maximum	4.12%	2.70%	2.91%
Volatility, minimum	44.15%	41.13%	44.68%
Volatility, maximum	48.12%	50.60%	54.39%
Expected dividend yield	0.00%
Expected terms	10 years	10 years	10 years
RSU | Minimum
Share based compensation
Issuance price | (per share)	$ 7.57	$ 4.26	$ 3.16	¥ 48.29	¥ 27.97	¥ 21.76
RSU | Maximum
Share based compensation
Issuance price | (per share)	$ 9.05	$ 7.45	$ 4.03	¥ 64.98	¥ 47.51	¥ 26.27